UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VANECK VIP TRUST
(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, NY	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins
Treasurer & Chief Financial Officer
VanEck VIP Trust
666 Third Avenue
New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 91.8%
Argentina: 0.5%
46,183	Grupo Supervielle SA (ADR) *	$683,970
Brazil: 4.2%
263,000	BB Seguridade Participacoes SA	2,416,383
93,900	CVC Brasil Operadora e Agencia de Viagens SA	694,401
34,000	Ouro Fino Saude Animal Participacoes SA	415,885
56,000	Smiles SA	929,330
149,700	Valid Solucoes SA	1,403,488
		5,859,487
China / Hong Kong: 29.1%
265,000	AIA Group Ltd. #	1,782,057
27,500	Alibaba Group Holding Ltd. (ADR) *	2,909,225
5,635	Baidu, Inc. (ADR) *	1,025,964
3,036,000	Beijing Enterprises Water Group Ltd. #	2,069,714
100	CAR, Inc. * #	104
3,588,969	China Animal Healthcare Ltd. * # §	240,610
43,800	China Lodging Group Ltd. (ADR)	1,974,942
1,652,000	China Maple Leaf Educational Systems Ltd. #	1,537,406
1,193,000	China Medical System Holdings Ltd. #	2,016,876
1,654,000	Fu Shou Yuan International Group Ltd. #	956,682
195,000	Galaxy Entertainment Group Ltd. #	741,533
145,900	JD.com, Inc. (ADR) *	3,806,531
26,800	Kweichow Moutai Co. Ltd. #	1,199,591
1,614,000	Man Wah Holdings Ltd. #	1,038,043
1,355,000	Phoenix Healthcare Group Co. Ltd. #	2,423,151
351,991	Shanghai International Airport Co. Ltd. #	1,426,819
208,000	Shenzhou International Group Holdings Ltd. #	1,455,551
366,000	Sinopharm Group Co. Ltd. #	1,772,657
19,180	TAL Education Group (ADR) *	1,358,711
521,000	Techtronic Industries Co. #	2,040,909
179,000	Tencent Holdings Ltd. #	4,976,561
4,084,000	Xinyi Solar Holdings Ltd. #	1,540,049
623,948	Zhengzhou Yutong Bus Co. Ltd. #	2,069,961
		40,363,647
Egypt: 1.0%
255,750	Commercial International Bank Egypt SAE #	1,375,567
Hungary: 0.7%
44,000	Richter Gedeon Nyrt #	894,193
India: 14.7%
209,000	Axis Bank Ltd. #	1,709,774
264,000	Cadila Healthcare Ltd. #	1,548,318
63,000	Cholamandalam Investment and Finance Co. Ltd.	1,114,659
1,112,000	Dish TV India Ltd. * #	1,555,414
522,000	Fortis Healthcare Ltd. * #	1,317,774
79,000	HDFC Bank Ltd.	1,738,285
105,000	LIC Housing Finance Ltd. #	916,758
205,800	Phoenix Mills Ltd. #	1,192,929
122,000	Strides Shasun Ltd. #	1,849,598
93,278	Syngene International Ltd. # Reg S 144A	666,769
224,000	TVS Motor Co. Ltd. #	1,239,000
150,408	VA Tech Wabag Ltd. #	1,244,718
229,000	Yes Bank Ltd. #	4,332,666
		20,426,662
Indonesia: 1.1%
1,550,200	Link Net Tbk PT #	518,330
727,200	Matahari Department Store Tbk PT #	1,032,575
		1,550,905
Jordan: 0.7%
38,000	Hikma Pharmaceuticals Plc (GBP) #	992,624
Kenya: 1.3%
9,416,000	Safaricom Ltd.	1,849,737
Mexico: 3.1%
18,860	Fomento Economico Mexicano SAB de CV (ADR)	1,735,874
476,000	Qualitas Controladora SAB de CV	718,551
597,000	Unifin Financiera SAPI de CV SOFOM ENR	1,801,184
		4,255,609
Peru: 2.3%
20,860	Credicorp Ltd. (USD)	3,175,309
Philippines: 1.6%
1,457,000	Robinsons Retail Holdings, Inc. #	2,260,198
Russia: 2.1%
11,540	Magnit PJSC #	1,921,299
49,000	Yandex NV (USD) *	1,031,450
		2,952,749
South Africa: 5.5%
356,000	Life Healthcare Group Holdings Ltd. #	984,883
26,500	Naspers Ltd. #	4,586,430
197,317	Rhodes Food Group Pty Ltd.	396,863
72,000	Spar Group Ltd.	1,008,551
703,300	Transaction Capital Ltd.	653,458
		7,630,185
South Korea: 4.3%
1,950	LG Household & Health Care Ltd. #	1,696,982
2,270	NAVER Corp. #	1,827,492
21,865	Soulbrain Co. Ltd. #	1,216,732
13,610	Woongjin Coway Co. Ltd. #	1,182,236
		5,923,442
Spain: 1.9%
130,000	CIE Automotive SA #	2,559,520
Switzerland: 2.1%
34,200	Luxoft Holding, Inc. (USD) *	1,807,470
49,516	Wizz Air Holdings Plc (GBP) * # Reg S 144A	1,051,617
		2,859,087
Taiwan: 7.5%
1,496,000	Advanced Semiconductor Engineering, Inc. #	1,796,639
297,800	Aerospace Industrial Development Corp. #	409,658
348,000	Basso Industry Corp. #	1,109,689
11,000	Largan Precision Co. Ltd. #	1,340,641
109,654	Poya Co. Ltd. #	1,633,561
698,000	Taiwan Semiconductor Manufacturing Co. Ltd. #	4,102,943
		10,393,131
Thailand: 2.8%
1,758,000	CP ALL PCL #	3,126,947
700,000	Srisawad Power 1979 PCL (NVDR)	729,423
		3,856,370
Turkey: 3.0%
106,283	AvivaSA Emeklilik ve Hayat AS #	672,560
161,000	Tofas Turk Otomobil Fabrikasi AS #	1,173,944
5,119,079	Turkiye Sinai Kalkinma Bankasi AS #	2,268,492
		4,114,996
United Arab Emirates: 0.1%
7,912	NMC Health Plc (GBP)	140,495
United Kingdom: 2.2%
52,000	BGEO Group Plc	1,957,289
1,235,312	Hirco Plc * # §	0
255,000	International Personal Finance Plc #	859,504
496,283	Raven Russia Ltd. *	245,242
		3,062,035
Total Common Stocks (Cost: $112,324,881)		127,179,918
PREFERRED STOCKS: 4.8%
Brazil: 0.8%
101,600	Itau Unibanco Holding SA	1,109,676
Colombia: 1.2%
160,000	Banco Davivienda SA	1,636,985
South Korea: 2.8%
3,343	Samsung Electronics Co. Ltd. #	3,927,357
Total Preferred Stocks (Cost: $6,460,434)		6,674,018
REAL ESTATE INVESTMENT TRUSTS: 1.8%
Mexico: 1.8%
663,000	Concentradora Hipotecaria SAPI de CV	921,168
996,924	TF Administradora Industrial, S de RL de CV	1,650,422
Total Real Estate Investment Trusts (Cost: $2,939,068)		2,571,590
WARRANT: 0.2% (Cost: $252,683)
Luxembourg: 0.2%
49,233	Deutsche Bank, London Branch, aXess Warrants (SAR 0.00, expiring 08/03/20) * # (a)	231,122
MONEY MARKET FUND: 1.0% (Cost: $1,395,643)
1,395,643	AIM Treasury Portfolio - Institutional Class	1,395,643
Total Investments: 99.6% (Cost: $123,372,709)		138,052,291
Other assets less liabilities: 0.4%		549,708
NET ASSETS: 100.0%		$138,601,999

ADR	American Depositary Receipt
GBP	British Pound
NVDR	Non-Voting Depositary Receipt
SAR	Saudi Riyal
USD	United States Dollar

(a)	Issue price $4.80. The security is linked to the performance of Samba Financial Group.
*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $93,615,727 which represents 67.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $240,610 which represents 0.2% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,718,386, or 1.2% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Consumer Discretionary	23.6%	$32,606,408
Consumer Staples	9.7	13,346,305
Financials	23.1	31,883,672
Health Care	11.1	15,263,833
Industrials	4.6	6,361,647
Information Technology	19.0	26,285,791
Materials	0.9	1,216,732
Real Estate	2.9	4,009,761
Telecommunication Services	1.7	2,368,067
Utilities	2.4	3,314,432
Money Market Fund	1.0	1,395,643
	100.0%	$138,052,291

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$683,970	$—	$—	$683,970
Brazil	5,859,487	—	—	5,859,487
China / Hong Kong	11,075,373	29,047,664	240,610	40,363,647
Egypt	—	1,375,567	—	1,375,567
Hungary	—	894,193	—	894,193
India	2,852,944	17,573,718	—	20,426,662
Indonesia	—	1,550,905	—	1,550,905
Jordan	—	992,624	—	992,624
Kenya	1,849,737	—	—	1,849,737
Mexico	4,255,609	—	—	4,255,609
Peru	3,175,309	—	—	3,175,309
Philippines	—	2,260,198	—	2,260,198
Russia	1,031,450	1,921,299	—	2,952,749
South Africa	2,058,872	5,571,313	—	7,630,185
South Korea	—	5,923,442	—	5,923,442
Spain	—	2,559,520	—	2,559,520
Switzerland	1,807,470	1,051,617	—	2,859,087
Taiwan	—	10,393,131	—	10,393,131
Thailand	729,423	3,126,947	—	3,856,370
Turkey	—	4,114,996	—	4,114,996
United Arab Emirates	140,495	—	—	140,495
United Kingdom	2,202,531	859,504	0	3,062,035
Preferred Stocks
Brazil	1,109,676	—	—	1,109,676
Colombia	1,636,985	—	—	1,636,985
South Korea	—	3,927,357	—	3,927,357
Real Estate Investment Trusts*	2,571,590	—	—	2,571,590
Warrant*	—	231,122	—	231,122
Money Market Fund	1,395,643	—	—	1,395,643
Total	$44,436,564	$93,375,117	$240,610	$138,052,291

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2016, transfers of securities from Level 1 to Level 2 were $1,733,812 and transfers from Level 2 to Level 1 were $11,733,852. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by the pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2016:

	Common Stocks
	China / Hong Kong	United Kingdom
Balance as of December 31, 2015	$602,017	$0
Realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(361,407)	0
Purchases	—	—
Sales	—	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2016	$240,610	$0

See Notes to Schedules of Investments

VANECK VIP GLOBAL GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.3%
Australia: 12.3%
201,118	Cardinal Resources Ltd. * #	$105,542
441,592	Evolution Mining Ltd. #	839,877
1,083,465	Gold Road Resources Ltd. * #	514,913
38,200	Newcrest Mining Ltd. #	644,821
128,600	Northern Star Resources Ltd. #	455,714
104,539	OceanaGold Corp. (CAD)	313,948
186,100	Saracen Mineral Holdings Ltd. * #	203,802
		3,078,617
Canada: 66.8%
6,537	Agnico-Eagle Mines Ltd.	353,520
18,700	Agnico-Eagle Mines Ltd. (USD)	1,013,166
1,100	Alamos Gold, Inc.	9,055
89,854	Alamos Gold, Inc. (USD)	736,803
188,900	Argonaut Gold, Inc. *	496,745
2,700	Asanko Gold, Inc. *	11,319
57,900	Asanko Gold, Inc. (USD) *	243,180
160,775	AuRico Metals, Inc. *	133,576
25,880	AuRico Metals, Inc. (USD) *	21,563
38,100	Auryn Resources, Inc. *	86,251
51,917	B2Gold Corp. *	136,129
544,000	B2Gold Corp. (USD) *	1,430,720
22,500	Barrick Gold Corp. (USD)	398,700
112,700	Bear Creek Mining Corp. *	241,386
218,000	Belo Sun Mining Corp. *	156,195
143,000	Columbus Gold Corp. *	71,939
176,700	Continental Gold, Inc. *	538,740
69,150	Corvus Gold, Inc. *	45,856
21,000	Corvus Gold, Inc. (USD) *	14,118
31,900	Detour Gold Corp. *	693,949
59,600	Eastmain Resources, Inc. *	39,069
71,800	Eldorado Gold Corp. (USD) *	282,174
74,000	First Mining Finance Corp. *	47,944
20,400	Fortuna Silver Mines, Inc. (USD) *	147,696
63,300	Goldcorp, Inc. (USD)	1,045,716
70,400	Guyana Goldfields, Inc. *	439,480
659,670	Integra Gold Corp. *	387,169
101,400	Kinross Gold Corp. (USD) *	426,894
32,900	Kirkland Lake Gold, Inc. *	249,518
106,200	Klondex Mines Ltd. *	610,349
19,800	Lundin Gold, Inc. *	85,270
23,500	MAG Silver Corp. (USD) *	354,380
2,500	New Gold, Inc. *	10,843
90,100	New Gold, Inc. (USD) *	391,935
52,500	Newcastle Gold Ltd. *	42,018
59,900	Newmarket Gold, Inc. *	215,045
32,900	NovaGold Resources, Inc. (USD) *	184,240
296,688	Orezone Gold Corp. *	174,130
46,700	Osisko Mining, Inc. * # § 144A ø	108,211
98,800	Premier Gold Mines Ltd. *	304,243
7,100	Pretium Resources, Inc. *	72,897
20,000	Pretium Resources, Inc. (USD) *	205,400
11,500	Richmont Mines, Inc. * Reg S	115,881
6,500	Richmont Mines, Inc. (USD) *	65,325
239,000	Roxgold, Inc. * 144A	282,366
340,000	Rye Patch Gold Corp. * # § 144A ø	81,634
290,000	Sabina Gold and Silver Corp. *	309,463
177,700	Semafo, Inc. *	739,542
28,900	Silver Wheaton Corp. (USD)	781,167
4,500	Sulliden Mining Capital, Inc. *	1,372
35,200	TMAC Resources, Inc. *	497,970
29,570	Torex Gold Resources, Inc. *	639,656
5,323	Yamana Gold, Inc.	22,924
126,900	Yamana Gold, Inc. (USD)	546,939
		16,741,770
Mexico: 4.4%
47,100	Fresnillo Plc (GBP) #	1,105,160
United Kingdom: 4.9%
55,800	Acacia Mining Plc #	359,817
330,100	Lydian International Ltd. (CAD) *	110,708
7,500	Randgold Resources Ltd. (ADR)	750,525
		1,221,050
United States: 10.9%
28,800	Newmont Mining Corp.	1,131,552
10,600	Royal Gold, Inc.	820,758
37,654	Tahoe Resources, Inc. (CAD)	482,747
23,000	Tahoe Resources, Inc.	295,090
		2,730,147
Total Common Stocks (Cost: $17,908,011)		24,876,744
MONEY MARKET FUND: 0.0% (Cost: $8,254)
8,254	AIM Treasury Portfolio - Institutional Class	8,254
Total Investments: 99.3% (Cost: $17,916,265)		24,884,998
Other assets less liabilities: 0.7%		181,870
NET ASSETS: 100.0%		$25,066,868

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,419,491 which represents 17.6% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $189,845 which represents 0.8% of net assets.
ø	Restricted Security - the aggregate value of restricted securities is $189,845, or 0.8% of net assets.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $472,211, or 1.9% of net assets.

Restricted securities held by the Fund as of September 30, 2016 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Osisko Mining, Inc.	09/09/16	46,700	$98,535	$108,211	0.5%
Rye Patch Gold Corp.	06/08/16	340,000	58,898	81,634	0.3
			$157,433	$189,845	0.8%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Diversified Metals & Mining	1.7%	$434,783
Gold	87.2	21,702,589
Precious Metals & Minerals	5.9	1,456,129
Silver	5.2	1,283,243
Money Market Fund	0.0	8,254
	100.0%	$24,884,998

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$313,948	$2,764,669	$—	$3,078,617
Canada	16,551,925	189,845	—	16,741,770
Mexico	—	1,105,160	—	1,105,160
United Kingdom	861,233	359,817	—	1,221,050
United States	2,730,147	—	—	2,730,147
Money Market Fund	8,254	—	—	8,254
Total	$20,465,507	$4,419,491	$—	$24,884,998

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

VANECK VIP GLOBAL HARD ASSETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
COMMON STOCKS: 93.5%
Bermuda: 0.7%
116,500	Golar LNG Ltd. (USD)	$2,469,800
Canada: 17.4%
27,822	Agnico-Eagle Mines Ltd.	1,504,608
217,200	Agnico-Eagle Mines Ltd. (USD)	11,767,896
76,500	Agrium, Inc. (USD)	6,937,785
316,800	Barrick Gold Corp. (USD)	5,613,696
28,800	Detour Gold Corp. *	626,512
430,100	Eldorado Gold Corp. (USD) *	1,690,293
1,355,200	First Quantum Minerals Ltd.	11,218,013
548,100	Goldcorp, Inc. (USD)	9,054,612
688,400	Kinross Gold Corp. (USD) *	2,898,164
563,600	New Gold, Inc. (USD) *	2,451,660
36,550	Osisko Gold Royalties Ltd.	400,059
138,500	Semafo, Inc. *	576,402
667,600	Teck Resources Ltd. (USD)	12,036,828
		66,776,528
Kuwait: 0.8%
3,890,609	Kuwait Energy Plc (GBP) * # § ø	3,232,643
Monaco: 0.2%
190,500	Scorpio Tankers, Inc. (USD)	882,015
South Africa: 0.6%
1,456,600	Petra Diamonds Ltd. (GBP) #	2,444,794
Switzerland: 4.0%
5,623,765	Glencore Xstrata Plc (GBP) * #	15,398,832
United Kingdom: 2.0%
76,300	Randgold Resources Ltd. (ADR)	7,635,341
United States: 67.8%
127,100	Callon Petroleum Co. *	1,995,470
247,000	CF Industries Holdings, Inc.	6,014,450
114,400	Cimarex Energy Co.	15,371,928
117,050	Concho Resources, Inc. *	16,076,818
477,100	Consol Energy, Inc.	9,160,320
162,000	Diamondback Energy, Inc. *	15,639,480
159,600	EOG Resources, Inc.	15,434,916
327,100	Freeport-McMoRan Copper & Gold, Inc.	3,552,306
178,200	Green Plains Renewable Energy, Inc.	4,668,840
273,500	Gulfport Energy Corp. *	7,726,375
320,600	Halliburton Co.	14,388,528
143,500	Hess Corp.	7,694,470
665,100	Laredo Petroleum, Inc. *	8,579,790
353,700	Louisiana-Pacific Corp. *	6,660,171
940,800	Nabors Industries Ltd.	11,440,128
327,050	Newfield Exploration Co. *	14,213,593
289,900	Newmont Mining Corp.	11,390,171
448,000	Parsley Energy, Inc. *	15,012,480
350,500	Patterson-UTI Energy, Inc.	7,840,685
163,300	PDC Energy, Inc. *	10,950,898
82,200	Pioneer Natural Resources Co.	15,260,430
30,000	RSP Permian, Inc. *	1,163,400
163,500	Schlumberger Ltd.	12,857,640
236,000	SM Energy Co.	9,104,880
220,000	Steel Dynamics, Inc.	5,497,800
234,000	Sunrun, Inc. *	1,474,200
398,200	Superior Energy Services, Inc.	7,127,780
40,000	Union Pacific Corp.	3,901,200
		260,199,147
Total Common Stocks (Cost: $327,633,129)		359,039,100
MONEY MARKET FUND: 7.0% (Cost: $26,669,112)
26,669,112	AIM Treasury Portfolio - Institutional Class	26,669,112
Total Investments: 100.5% (Cost: $354,302,241)		385,708,212
Liabilities in excess of other assets: (0.5)%		(1,776,978)
NET ASSETS: 100.0%		$383,931,234

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $21,076,269 which represents 5.5% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $3,232,643 which represents 0.8% of net assets.
ø	Restricted Security — the aggregate value of restricted securities is $3,232,643, or 0.8% of net assets.

Restricted securities held by the Fund as of September 30, 2016 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Kuwait Energy Plc	08/06/2008	3,890,609	$11,764,893	$3,232,643	0.8%

Summary of Investments by Sector (unaudited)	% of Investments	Value
Energy	59.2%	$228,293,307
Industrials	1.4	5,375,400
Materials	32.5	125,370,393
Money Market Fund	6.9	26,669,112
	100.0%	$385,708,212

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Bermuda	$2,469,800	$—	$—	$2,469,800
Canada	66,776,528	—	—	66,776,528
Kuwait	—	—	3,232,643	3,232,643
Monaco	882,015	—	—	882,015
South Africa	—	2,444,794	—	2,444,794
Switzerland	—	15,398,832	—	15,398,832
United Kingdom	7,635,341	—	—	7,635,341
United States	260,199,147	—	—	260,199,147
Money Market Fund	26,669,112	—	—	26,669,112
Total	$364,631,943	$17,843,626	$3,232,643	$385,708,212

There were no transfers between levels during the period ended September 30, 2016.

	Common Stocks
	Brazil	Kuwait
Balance as of December 31, 2015	$0	$3,457,955
Realized gain (loss)	(508,890)	—
Net change in unrealized appreciation (depreciation)	508,890	(225,312)
Purchases	—	—
Sales	0	—
Transfers in and/or out of level 3	—	—
Balance as of September 30, 2016	$—	$3,232,643

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2016:

	Value as of September 30, 2016	Valuation Technique	Unobservable Input Description (1)	Unobservable Input	Impact to Valuation from an Increase in Input (2)
Common Stocks
Kuwait	$3,232,643	Market Comparable Transactions	Entitlement Multiple	9.00x	Increase
			Interest Multiple	1.45x	Increase
			Control Discount	20%	Decrease
			Marketability Discount	10%	Decrease
		Guideline Public Companies	Entitlement Multiple	7.00x - 12.00x	Increase
			Interest Multiple	0.55x - 3.40x	Increase
			Marketability Discount	10%	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic condition, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases or decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

See Notes to Schedules of Investments

VANECK VIP LONG/SHORT EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 45.1%
789	iShares 3-7 Year Treasury Bond ETF	$99,850
1,368	iShares Russell 1000 Growth Index Fund	142,521
1,249	iShares S&P Mid-Cap 400 Growth ETF	218,238
1,672	Vanguard Information Technology ETF	201,258
Total Exchange Traded Funds (Cost: $663,117) (a)		661,867

Principal Amount
SHORT-TERM INVESTMENTS: 56.2%
Government Obligation: 47.7% (Cost: $699,836)
$700,000	United States Treasury Bill
	0.26%,11/03/16 (a)	699,836

Number of Shares
Money Market Fund: 8.5% (Cost: $124,641)
124,641	AIM Treasury Portfolio - Institutional Class	124,641
Total Investments: 56.2% (Cost: $824,477)		824,477
Total Short-term Investments: 101.3% (Cost: $1,487,594)		1,486,344
Liabilities in excess of other assets: (1.3)%		(18,579)
NET ASSETS: 100.0%		$1,467,765
SECURITIES SOLD SHORT: (20.3)%
EXCHANGE TRADED FUND: (20.3)% (Proceeds: $(298,620))

(5,330)	Vanguard Total International Bond ETF	(298,620)
Total Securities Sold Short (Proceeds: $(298,620))		$(298,620)

(a)	All or a portion of these securities are segregated for securities sold short. Total value of the securities segregated, including cash on deposit with broker, is $1,686,140.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Exchange Traded Funds	44.5%	$661,867
Government	47.1	699,836
Money Market Fund	8.4	124,641
	100.0%	$1,486,344

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

Long positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$661,867	$—	$—	$661,867
Short-term Investments
Government Obligation	—	699,836	—	699,836
Money Market Fund	124,641	—	—	124,641
Total	$786,508	$699,836	$—	$1,486,344

Short positions	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$(298,620)	$—	$—	$(298,620)

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

VANECK VIP UNCONSTRAINED EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2016 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 53.2%
Argentina: 9.4%
USD	393,000	Arcor SAIC 6.00%, 07/06/20 (c) 144A	$419,527
	327,000	Banco de Galicia y Buenos Aires SA 8.25%, 07/19/21 (c) 144A	358,882
	423,000	Banco Hipotecario SA 9.75%, 11/30/20 144A	484,335
	305,000	IRSA Propiedades Comerciales SA 8.75%, 03/23/20 (c) 144A	342,362
	120,000	Pan American Energy LLC 7.88%, 05/07/21 Reg S	129,000
		YPF SA
	812,000	8.50%, 03/23/21 Reg S	908,222
	27,000	8.88%, 12/19/18 Reg S	29,970
			2,672,298
Brazil: 1.0%
	293,000	Caixa Economica Federal 2.38%, 11/06/17 Reg S	290,474
Cayman Islands: 0.9%
	216,000	Lima Metro Line 2 Finance Ltd. 5.88%, 07/05/34 Reg S	241,650
Georgia: 1.4%
	376,000	BGEO Group JSC 6.00%, 07/26/23 144A	390,100
Indonesia: 3.0%
		Pertamina Persero PT
	529,000	4.88%, 05/03/22 Reg S	571,397
	256,000	5.25%, 05/23/21 Reg S	280,576
			851,973
Ireland: 1.6%
	276,000	MMC Norilsk Nickel OJSC via MMC Finance Ltd. 6.63%, 10/14/22 Reg S	312,845
	137,000	Novolipetsk Steel via Steel Funding DAC 4.50%, 06/15/23 Reg S	138,507
			451,352
Israel: 2.1%
		Israel Electric Corp. Ltd.
	276,000	5.00%, 11/12/24 Reg S 144A	303,600
	270,000	5.63%, 06/21/18 Reg S	285,930
			589,530
Kazakhstan: 1.8%
	471,000	KazMunayGas National Co. JSC 9.13%, 07/02/18 Reg S	521,058
Luxembourg: 4.8%
		Gazprom OAO Via Gaz Capital SA
	648,000	8.15%, 04/11/18 Reg S	701,485
	480,000	9.25%, 04/23/19 (p) Reg S	553,399
	120,000	MHP SA 8.25%, 04/02/20 Reg S	115,500
			1,370,384
Mexico: 7.6%
	749,000	Coca-Cola Femsa SAB de CV 3.88%, 11/26/23	808,082
	120,000	Corp. GEO SAB de CV 9.25%, 10/31/16 (c) (d) * Reg S	30
	421,000	Gruma SAB de CV 4.88%, 09/01/24 (c) Reg S	451,522
		Kimberly-Clark de Mexico SAB de CV
	479,000	3.25%, 03/12/25 Reg S	476,471
	292,000	3.80%, 04/08/24 Reg S	302,764
	159,000	TV Azteca SAB de CV 7.63%, 09/18/17 (c) Reg S	117,263
			2,156,132
Netherlands: 9.2%
	300,000	Lukoil International Finance BV 4.56%, 04/24/23 Reg S	311,439
	209,000	Marfrig Holdings Europe BV 6.88%, 06/24/17 (c) Reg S	213,180
		Petrobras Global Finance BV
	733,000	5.38%, 01/27/21	726,769
	472,000	7.88%, 03/15/19	512,120
	759,000	8.38%, 05/23/21	831,105
			2,594,613
Peru: 3.8%
	266,000	Cia Minera Ares SAC 7.75%, 01/23/18 (c) Reg S	285,950
		Corp Financiera de Desarrollo SA
	357,000	3.25%, 07/15/19 Reg S	370,387
	26,000	4.75%, 02/08/22 Reg S	28,405
	378,000	Minsur SA 6.25%, 02/07/24 Reg S	395,955
			1,080,697
South Africa: 2.1%
	582,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/21 Reg S	578,741
South Korea: 1.3%
	360,000	NongHyup Bank 1.88%, 09/12/21 144A	359,310
United Kingdom: 3.2%
		AngloGold Ashanti Holdings Plc
	167,000	5.13%, 08/01/22	173,842
	82,000	5.38%, 04/15/20	85,642
	275,000	Ukreximbank Via Biz Finance Plc 9.63%, 04/27/22 Reg S	270,188
	390,000	Vedanta Resources Plc 6.00%, 01/31/19 Reg S	389,025
			918,697
Total Corporate Bonds (Cost: $14,729,760)			15,067,009
FOREIGN GOVERNMENT OBLIGATIONS: 38.9%
Argentina: 0.0%
ARS	176	Argentine Republic Government International Bond 5.83%, 12/31/33	79
Belarus: 2.4%
USD	640,000	Republic of Belarus International Bond 8.95%, 01/26/18 Reg S	674,880
Costa Rica: 1.5%
	354,000	Costa Rica Government International Bond 10.00%, 08/01/20 Reg S	430,995
Dominican Republic: 0.7%
	189,000	Dominican Republic International Bond 7.50%, 05/06/21 Reg S	212,153
Egypt: 0.5%
	133,000	Egypt Government International Bond 5.75%, 04/29/20 Reg S	136,857
Guatemala: 0.9%
	243,000	Guatemala Government Bond 4.50%, 05/03/26 144A	254,239
Ivory Coast: 1.8%
	520,000	Ivory Coast Government International Bond 5.38%, 07/23/24 Reg S	523,900
Mongolia: 3.2%
		Mongolia Government International Bonds
	240,000	5.13%, 12/05/22 Reg S	211,811
	647,000	10.88%, 04/06/21 Reg S	695,532
			907,343
Pakistan: 2.0%
		Pakistan Government International Bonds
	356,000	6.75%, 12/03/19 Reg S	375,731
	173,000	7.25%, 04/15/19 Reg S	182,902
			558,633
Paraguay: 1.2%
	308,000	Paraguay Government International Bond 5.00%, 04/15/26 144A	334,180
Rwanda: 1.3%
	350,000	Rwanda International Government Bond 6.63%, 05/02/23 Reg S	354,900
Serbia: 1.0%
	240,000	Serbia International Bond 7.25%, 09/28/21 Reg S	279,842
South Korea: 9.0%
		Export-Import Bank of Korea
	357,000	2.13%, 02/11/21	362,672
	601,000	4.00%, 01/29/21	656,466
	361,000	4.38%, 09/15/21	405,241
	60,000	5.00%, 04/11/22	70,074
		Korea Development Bank
	599,000	1.38%, 09/12/19	597,755
	477,000	2.00%, 09/12/26	468,958
			2,561,166
Sri Lanka: 1.0%
	275,000	Sri Lanka Government International Bond 6.00%, 01/14/19 Reg S	284,323
Trinidad and Tobago: 1.1%
	314,000	Trinidad & Tobago Government International Bond 4.50%, 08/04/26 144A	324,990
Turkey: 4.6%
	421,000	Export Credit Bank of Turkey 5.88%, 04/24/19 Reg S	439,185
	792,000	Turkey Government International Bond 7.00%, 03/11/19	859,716
			1,298,901
Ukraine: 4.0%
		Ukraine Government International Bonds
	865,000	7.75%, 09/01/19 Reg S	856,385
	288,000	7.75%, 09/01/20 Reg S	282,154
			1,138,539
Vietnam: 1.2%
	343,200	Vietnam Government International Bond 4.00%, 10/31/16 (c) (s)	340,377
Zambia: 1.5%
	479,000	Zambia Government International Bond 5.38%, 09/20/22 Reg S	423,417
Total Foreign Government Obligations (Cost: $10,934,614)			11,039,714

Number of Shares
MONEY MARKET FUND: 6.1% (Cost: $1,733,344)
	1,733,344	AIM Treasury Portfolio - Institutional Class	1,733,344
Total Investments: 98.2% (Cost: $27,397,718)			27,840,067
Other assets less liabilities: 1.8%			500,343
NET ASSETS: 100.0%			$28,340,410

ARS	Argentine Peso
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,571,525, or 12.6% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	6.4%	$1,781,766
Communications	0.4	117,263
Consumer, Non-cyclical	10.0	2,787,046
Energy	21.8	6,076,540
Financial	10.4	2,894,443
Government	39.7	11,039,714
Industrial	0.9	241,680
Utilities	4.2	1,168,271
Money Market Fund	6.2	1,733,344
	100.0%	$27,840,067

The summary of inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$15,067,009	$—	$15,067,009
Foreign Government Obligations*	—	11,039,714	—	11,039,714
Money Market Fund	1,733,344	—	—	1,733,344
Total	$1,733,344	$26,106,723	$—	$27,840,067

* See Schedule of Investments for security type and geographic country breakouts.

There were no transfers between levels during the period ended September 30, 2016.

See Notes to Schedules of Investments

VANECK VIP TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2016 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (as described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in the characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Exchange traded funds as well as closed-end publicly listed fund investments are valued at their official market closing price and are categorized as Level 1 in the fair value hierarchy. Money market fund investments are valued at net asset value and are classified as Level 1 in the fair value hierarchy. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation, the Adviser. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value each Fund’s investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of each Fund’s Level 3 investments, and that present additional information about the valuation methodologies and unobservable inputs into those Level 3 investments, if applicable, are located in the Schedules of Investments.

Basis for Consolidation—The VIP Gold Fund Subsidiary (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on January 25, 2013. The Subsidiary is currently a wholly-owned subsidiary of the Fund and acts as an investment vehicle in order to effect certain investments on behalf of the Fund.

Other—The United Kingdom recently decided to leave the European Union (“EU”), creating economic and political uncertainty in its wake. Significant uncertainty exists regarding the timing of the United Kingdom’s withdrawal from the EU and the effects such withdrawal will have on the Euro, European economies and the global markets. This may further impact the value of the Euro and the British pound sterling, and has caused volatility and uncertainty in European and global markets.

As a result of events involving Ukraine and the Russian Federation, the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes—As of September 30, 2016, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
VanEck VIP Emerging Markets Fund	$123,969,386	$23,761,713	$(9,678,808)	$14,082,905
VanEck VIP Global Gold Fund	18,579,885	7,026,046	(720,933)	6,305,113
VanEck VIP Global Hard Assets Fund	361,497,286	94,575,376	(70,364,450)	24,210,926
VanEck VIP Long/Short Equity Index Fund	1,489,378	2,600	(5,634)	(3,034)
VanEck VIP Unconstrained Emerging Markets Bond Fund	27,452,045	554,335	(166,313)	388,022

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck VIP Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck VIP Trust

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck VIP Trust

Date: November 28, 2016

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck VIP Trust

Date: November 28, 2016